Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2011
Short-Term and Long-Term Debt

14. Short-Term and Long-Term Debt

Short-term debt consists of notes payable to banks, bank overdrafts, commercial paper and medium-term note program.

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2010 and 2011 are as follows:

March 31, 2010

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥158,469	1.6%
Short-term debt outside Japan, mainly from banks	112,765	2.6
Commercial paper in Japan	282,781	0.3
Medium-term note program in Japan	19,550	1.7

	¥573,565	1.2

March 31, 2011

	Millions of yen	Millions of U.S. dollars	Weighted average rate
Short-term debt in Japan, mainly from banks	¥194,728	$2,342	1.3%
Short-term debt outside Japan, mainly from banks	103,107	1,240	3.1
Commercial paper in Japan	180,798	2,174	0.2

	¥478,633	$5,756	1.3

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2010 and 2011 are as follows:

March 31, 2010

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2011~2025	¥293,479	2.6%
Floating rate	2011~2025	1,406,442	1.2
Insurance companies and others:
Fixed rate	2011~2018	372,556	1.7
Floating rate	2011~2028	241,900	1.1
Unsecured bonds	2011~2019	1,028,994	1.8
Unsecured convertible bonds with stock acquisition rights	2014	149,987	1.0
Unsecured bond with stock acquisition rights	2023	36,378	0.0
Unsecured notes under medium-term note program	2011~2018	104,310	1.6
Payables under securitized lease receivables	2011~2016	101,860	1.8
Payables under securitized loan receivables and investment in securities	2011~2026	100,364	0.9

		¥3,836,270	1.5

March 31, 2011

	Due (Fiscal Year)	Millions of yen	Millions of U.S. dollars	Weighted average rate
Banks:
Fixed rate	2012~2025	¥240,904	$2,897	2.8%
Floating rate	2012~2026	1,263,844	15,200	1.3
Insurance companies and others:
Fixed rate	2012~2018	325,006	3,909	1.8
Floating rate	2012~2028	233,345	2,806	1.1
Unsecured bonds	2012~2021	1,177,582	14,162	1.9
Unsecured convertible bonds with stock acquisition rights	2014	149,974	1,804	1.0
Unsecured bond with stock acquisition rights	2023	34,233	412	0.0
Unsecured notes under medium-term note program	2012~2018	88,190	1,061	1.9
Payables under securitized lease receivables	2012~2016	170,820	2,054	1.5
Payables under securitized loan receivables and investment in securities	2012~2039	847,370	10,190	4.3

		¥4,531,268	$54,495	2.1

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2011 is as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥1,241,942	$14,936
2013	1,145,267	13,774
2014	1,012,077	12,172
2015	413,114	4,968
2016	473,848	5,699
Thereafter	245,020	2,946

Total	¥4,531,268	$54,495

For borrowings from banks, insurance companies and other financial institutions, and for bonds, interest payments are usually paid semi-annually and principal repayments are made upon maturity of the loan contracts or bonds. For medium-term notes, interest payments are mainly made semiannually and principal is repaid upon maturity of the notes.

For unsecured convertible bond with stock acquisition rights, the Company issued series three unsecured convertible bond with stock acquisition rights of ¥150,000 million in December 2008. As of March 31, 2011, the bond had stock acquisition rights that were convertible into 21,917,371 shares of common stock at a conversion price of ¥6,842.70 ($82.29) per share. The conversion price shall be adjusted mainly in a situation where the Company issues new shares at less than the current market price of the shares.

For unsecured bond with stock acquisition rights, the Company issued Liquid Yield Option NotesTM of $400 million, net of unamortized discount of $622 million, in June 2002. As of March 31, 2011, the bond had stock acquisition rights that were convertible into 2,493,309 shares of common stock at a conversion price of $115.12 per share. The stock acquisition rights may be exercised (1) if the closing price at Tokyo Stock Exchange for the shares for at least 20 trading days in a period of 30 consecutive trading days ending on the last trading day of the previous quarter is more than specified conversion trigger price which will be accreted from $126.63 for the quarter including the date of issuance to $320.72 for the quarter including the date of the bond maturity, (2) during any period in which the issuer rating or the long-term senior debt credit rating assigned to the Company is below a specified level, (3) if the bond is called for redemption or (4) if specified corporate transactions have occurred. The conversion price shall be adjusted mainly in a situation where the Company issues new shares at less than the current market price of the shares.

During fiscal 2009, 2010 and 2011, the Company and certain subsidiaries recognized net amortization expenses of bond premiums and discounts, and deferred issuance costs of bonds and medium-term notes in the amount of ¥3,551 million, ¥4,022 million and ¥3,996 million ($48 million), respectively.

Total committed credit lines for the Company and its subsidiaries were ¥426,729 million and ¥464,432 million ($5,585 million) at March 31, 2010 and 2011, respectively, and, of these lines, ¥385,892 million and ¥410,447 million ($4,936 million) were available at March 31, 2010 and 2011, respectively. Of the available committed credit lines, ¥162,337 million and ¥107,010 million ($1,287 million) were long-term committed credit lines at March 31, 2010 and 2011, respectively.

Some of the debt and commitment contracts contain covenant clauses, and some of these include financial restrictions, such as maintenance of certain ORIX Corporation shareholders’ equity ratios, as well as maintenance of specified credit ratings. As of March 31, 2011, the Company and its subsidiaries were in compliance with such objective covenant requirements.

The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.

Other than the assets of the consolidated variable interest entities pledged as collateral for financing described in Note 11 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2011:

	Millions of yen	Millions of U.S. dollars
Minimum lease payments, loans and investment in operating leases	¥97,148	$1,168
Investment in securities	50,679	609
Other operating assets	8,537	103
Other assets	14,399	174

	¥170,763	$2,054

As of March 31, 2011, investment in securities of ¥58,607 million ($705 million) was pledged for primarily collateral deposits.

Loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies provide collateral against these debts at any time if requested by the lenders. The Company did not receive any such requests from the lenders as of March 31, 2011.